Sales revenues (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2023	2024	2025
Sales of products
Automotive
Vehicles	28,394,256	35,249,865	36,892,232
Parts and components for production	1,710,422	1,596,111	1,606,173
Parts and components for after service	2,866,196	3,166,586	3,423,389
Other	805,995	1,068,169	1,074,505

Total automotive	33,776,870	41,080,731	42,996,299
All other	590,749	567,399	602,578

Total sales of products	34,367,619	41,648,130	43,598,877
Financial services	2,786,679	3,447,195	4,437,827

Total sales revenues	37,154,298	45,095,325	48,036,704

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Finance leases
Financial income related to net lease investment	164,820	208,257	258,835
Operating leases	1,169,018	1,207,719	1,350,051

Total	1,333,838	1,415,975	1,608,886

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	April 1, 2023	March 31,
		2024	2025
Contract liabilities	1,068,212	1,392,390	1,417,919